EMPLOYEE BENEFITS (Details 15)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Male [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	20.24	20.24	20.24
Average life expectancy of employees (in years)	42.74	42.74	42.74
Female [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	20.24	20.24	20.24
Average life expectancy of employees (in years)	42.74	42.74	42.74